Submission	Oct. 19, 2026
Submission [Line Items]
Central Index Key	0002044519
Registrant Name	Coatue Innovative Strategies Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES